Estimated Percentage of VOBA Balance to be Amortized (Detail)	12 Months Ended
Dec. 31, 2015
VOBA Amortization
2016	14.00%
2017	12.00%
2018	10.00%
2019	8.00%
2020 and thereafter	56.00%